Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Registrant Name	RADA ELECTRONIC INDUSTRIES LTD.
Entity Central Index Key	0000761238
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	0-15375
Entity Incorporation State Country Code	L3
Entity Address, Address Line One	7 Giborei Israel Street,
Entity Address, City or Town	Netanya
Entity Address Country	IL
Entity Address, Postal Zip Code	4250407
Title of 12(b) Security	Ordinary Shares, NIS 0.03 Par Value
Trading Symbol	RADA
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	49,402,847
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1281
Auditor Name	Kost Forer Gabbay & Kasierer
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Contact Personnel Name	Avi Israel
Entity Address, Address Line One	7 Giborei Israel Street
Entity Address, City or Town	Netanya
Entity Address Country	IL
Entity Address, Postal Zip Code	4250407
City Area Code	972
Local Phone Number	76 538 6200
Contact Personnel Fax Number	972 9 885 5885